LONG-TERM INVESTMENTS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 8 — LONG-TERM INVESTMENTS, NET

As of March 31, 2025 and December 31, 2024, long-term investments, net consist of the following:

	March 31, 2025	December 31, 2024
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	$1,803,812	$1,719,770
Investment in a public entity with readily determinable fair value – related party	2,436,435	2,478,531
Investment in a public entity with readily determinable fair value	667,897	—
Less: accumulated impairment	(1,204,445)	(1,148,329)
Long-term investments, net	$3,703,699	$3,049,972

The Company recognized an unrealized loss of $159,946 and $938,511 on long-term investment in a public entity with readily determinable fair value – related party for the three months ended March 31, 2025 and 2024, respectively.

The Company recognized an unrealized gain of $19,365 on long-term investment in a public entity with readily determinable fair value for the three months ended March 31, 2025.

NOTE 10 — LONG-TERM INVESTMENTS, NET

As of December 31, 2024 and 2023, long-term investments, net consist of the following:

	December 31, 2024	December 31, 2023
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	$1,719,770	$1,557,366
Investment in a public entity with readily determinable fair value – related party	2,478,531	—
Less: accumulated impairment	(1,148,329)	(707,932)
Long-term investments, net	$3,049,972	$849,434

The Company recognized a realized gain on available-for-sale debt securities of nil and $223,164 for the years ended December 31, 2024 and 2023, respectively.

In January 2024, in connection with the disposal of Cellpro, the Company acquired 353,600 shares of common stock of Waqoo, representing less than a 10% ownership interest, a related-party company listed on the Tokyo Stock Exchange. During the year ended December 31, 2024, the Company recognized an unrealized loss of $2,617,435 on the investment in Waqoo.

The Company recognized an impairment loss of $529,596 and nil on long-term investments in privately held entities that do not repot NAV per share for the years ended December 31, 2024 and 2023, respectively.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS